Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (17,660,483)	$ (18,105,315)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	96,553	21,360
Stock-based compensation	4,403,278	4,463,695
Change in fair value of warrants	0	(19,807)
Issuance of restricted common stock for services	164,000	1,958,450
Amortization and accretion related to notes payable	413,676	0
Increase (decrease) in operating assets and liabilities:
Grant receivable	757,562	(673,218)
Other receivables	0	2,275
Prepaid expenses and other	340,187	(199,377)
Accounts payable	(1,898,520)	1,631,305
Accrued clinical operations and site costs	827,600	(103,069)
Accrued compensation	207,837	332,374
Other accrued expenses	(15,101)	166,145
Net cash used in operating activities	(12,363,411)	(10,525,182)
Investing activities
Purchases of property and equipment	(563,196)	(78,416)
Net cash used in investing activities	(563,196)	(78,416)
Financing activities
Issuances of common stock, net of issuance costs	0	2,500,000
Proceeds from exercise of stock options	0	800
Principal payments on financed insurance policies	(167,597)	0
Principal payments on capital lease	(10,540)	0
Purchase of vested employee stock in connection with tax withholding obligation	(177,823)	0
Cash receipts from bank loan, net of financing costs	4,610,324	0
Proceeds from issuance of preferred stock, common stock and warrants, net of issuance costs	8,567,448	10,709,740
Net cash provided by financing activities	12,821,812	13,210,540
Net change in cash and cash equivalents	(104,795)	2,606,942
Cash and cash equivalents at beginning of year	4,084,085	1,477,143
Cash and cash equivalents at end of year	3,979,290	4,084,085
Supplemental disclosure:
Cash paid during the year for income taxes	24,626	1,600
Supplemental disclosures of non-cash investing and financing information:
Deemed dividend on beneficial conversion feature for preferred stock	0	17,852,921
Capital lease in connection with purchase of equipment	95,657	0
Fair value of warrants issued	607,338	0
Accretion of redemption value for Series A-1 and B preferred stock	0	93,234
Conversion of Series B redeemable preferred stock into common stock	0	160,380
Conversion of Series D preferred stock to common stock	7,974	6,306
Conversion of Series A-1 preferred stock into common stock	0	162,968
Exchange of Series A-1 preferred stock and warrants to common stock and Series D convertible preferred stock	0	13,111,280
Exchange of Series B preferred stock and warrants to common stock and Series D convertible preferred stock	0	10,451,784
Warrants exercised to purchase common stock on a cashless basis	0	12,198
Elimination of warrant liability in exchange transaction	0	72,656
Financing transaction not yet paid	0	36,570
Conversion of Series C preferred stock to common stock	0	966
Property and equipment accrued in accounts payable	$ 33,934	$ 21,376